Income Taxes - Schedule of Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit computed at federal statutory rate	21.00%	21.00%	21.00%
Increase (decrease) in taxes due to: Change in tax rate under tax reform	0.00%	0.00%	0.00%
Increase (decrease) in taxes due to: Change in valuation allowance	(21.00%)	(21.00%)	(21.00%)
Income taxes rate	0.00%	0.00%	0.00%